Land, furniture and equipment - Net:	12 Months Ended
Dec. 31, 2024
Land, furniture and equipment - Net:
Land, furniture and equipment - Net:

Note 7 - Land, furniture and equipment - Net:

At December 31, 2023, and 2024, the land furniture and equipment are made up as follows:

			Foreign currency
	1/1/2023		translation		Additions		Disposals transfers		12/31/2023
Land	Ps.	193	Ps.	(16)		—		—	Ps.	177
Furniture & equipment		131,759		(1,556)	Ps.	9,584	Ps.	(445)		139,342
Machinery & equipment		160,786		(21,518)		12,600		—		151,868
Computer equipment		98,771		(14,363)		32,915		—		117,323
Transport equipment		39,429		(5,473)		12,227		—		46,183
Improvements to leased		—		—		—		—		—
premises		93,000		(17,609)		23,433		—		98,824
Accumulated depreciation		(352,934)		43,920		(60,687)		—		(369,701)
	Ps.	171,004	Ps.	(16,615)	Ps.	30,072	Ps.	(445)	Ps.	184,016

			Foreign currency
	1/1/2024		translation		Additions		Disposals transfers		12/31/2024
Land	Ps.	177	Ps.	15		—		—	Ps.	192
Furniture & equipment		139,342		3,267	Ps.	16,627		—		159,237
Machinery & equipment		151,868		40,650		26,354		—		218,872
Computer equipment		117,323		32,777		35,870		—		185,970
Transport equipment		46,183		10,847		9,533	Ps.	(3,397)		63,166
Improvements to leased		—		—		—		—		—
premises		98,824		27,922		33,814		—		160,560
Accumulated depreciation		(369,701)		(77,597)		(72,250)		—		(519,548)
	Ps.	184,016	Ps.	37,882	Ps.	49,948	Ps.	(3,397)	Ps.	268,450

The consolidated depreciation expense for 2022, 2023 and 2024 was Ps.67,548, Ps.60,687 and Ps.72,250, respectively, including the depreciation of Aerostar for Ps.57,693, Ps.48,514 and Ps.59,090 and the depreciation of Airplan for Ps.424, Ps.613 and Ps.710, for the years ended December 31, 2022, 2023 and 2024, respectively, and which has been charged in aeronautical and non-aeronautical services costs, and administrative expenses.

The depreciation expense for 2022, 2023 and 2024 for the right-of-use assets for consolidated leasing was Ps.5,457, Ps.6,340 and Ps.3,583, respectively, applicable in Mexico, there was no recognition of right of assets for leasing in Aerostar and Airplan.

7.1)	Right-of-use assets of leasing assets

As of December 31, 2023 and 2024, right-of-use assets associated with property leases, amounted to Ps.25,753 and Ps.27,541, respectively, and the associated liability amounted to approximately Ps.22,367 and Ps.22,496 respectively, which are not significant.

Lease liabilities are measured at the present value of remaining lease payments, discounted at the interest rate of the lessee. The weighted average interest rates of the lessee applied to lease liabilities in 2022 were 9.7% and for the new contracts of the year during 2023 and 2024 were 12.5% and 14.6%, respectively.

The Company has executed a contract for the lease of corporate offices and commercial vehicles. The general terms of the lease contracts are shown below:

Corporate offices in Mexico:

Separate contract including the following terms and conditions: i) 5-year term; ii) monthly lease payments of USD28.5 (Ps.592 approximately); iii) a security deposit equivalent to 2-month rent; iv) the monthly base rent will be increased annually after the first year of the contract, in line with the increase in the US National Consumer Price Index; and v) in the event of nonpayment of principal, default interest will accrue at the most recent interest rate in US dollars published by the Wall Street Journal, with the Prime Rate in US dollars plus ten basis points.

Lease of commercial vehicles in Mexico:

Framework contract, with separate contracts by vehicle, including the following terms and conditions: i) mandatory term of 48 months; ii) monthly fixed payments and an extraordinary one-off rent payable in the first month; iii) cash value to be settled at the end of the minimum term; iv) the lessee shall have a preferential right to acquire the underlying assets at the end of the contractual term; and v) in the event of nonpayment of lease payments, default interest shall accrue at a monthly rate of 3%.

The lease agreements and service contracts for which lease assets identified in accordance with IFRS 16 were not significant for the Company and they recognized each other within the Land, furniture and equipment, net. (See Note 17.8).